Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	133	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	133	☒

(Check appropriate box or boxes)

SECURITY EQUITY FUND

(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, President 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Secretary 805 King Farm Boulevard Suite 600 Rockville, MD 20850
(Name and address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 133 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 133 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 3rd day of July 2013.

SECURITY EQUITY FUND (Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 3rd day of July 2013.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard F. Oliverius Director		SECURITY EQUITY FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President and Director

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase